Acquisitions (Details) £ / shares in Units, £ in Millions	1 Months Ended
Jan. 31, 2022 GBP (£) m² £ / shares
Acquisitions [Abstract]
Purchase of share capital, percentage	100.00%
Total consideration	£ 59.9
Total consideration paid in cash	27.7
Deferred consideration	3.0
Debt assumed and discharged	6.2
Shares issue	23.1
Cash acquired	3.7
Total consideration net of cash acquired	£ 56.2
Vehicle preparation center (in Square Meters) | m²	40,000
Trade and other receivables	£ 6.4
Fair value per share at acquisition (in Pounds per share) | £ / shares	£ 3.52
Transaction costs	£ 1.0